Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs for the year ended December 31, 2020:

Program approval date	Program end date	Authorized amount	Program completion date
November 2019	June 30, 2020	200,000	Expired
January 2020	June 30, 2020	250,000	Expired